Short-term Investments - Summary of Marketable Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities [Line Items]
Adjusted Cost	$ 72,859	$ 37,712
Unrealized Gains	7	9
Unrealized Losses	(2)	0
Fair Value	72,864	37,721
Corporate bonds
Marketable Securities [Line Items]
Adjusted Cost	55,224	24,386
Unrealized Gains	5	3
Unrealized Losses	(2)	0
Fair Value	55,227	24,389
Government bonds
Marketable Securities [Line Items]
Adjusted Cost	14,121	3,515
Unrealized Gains	2	2
Unrealized Losses	0	0
Fair Value	14,123	3,517
Asset-backed bonds
Marketable Securities [Line Items]
Adjusted Cost	3,514	9,811
Unrealized Gains	0	4
Unrealized Losses	0	0
Fair Value	$ 3,514	$ 9,815